Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
COMMON STOCKS — 96.9%

AUSTRALIA — 2.0%
WiseTech Global Ltd.	1,307,420	$54,271,464

BELGIUM — 1.3%
Umicore SA	1,451,150	34,358,275

BRAZIL — 8.1%
MercadoLibre, Inc. *	147,609	187,150,499
NU Holdings Ltd., Class A *	4,040,618	29,294,481
		216,444,980
CHINA — 11.4%
Ganfeng Lithium Group Co., Ltd., Class H	1,634,000	6,672,706
Meituan, Class B *	5,619,850	81,354,024
NIO, Inc. ADR *	3,098,212	28,007,837
PDD Holdings, Inc. ADR *	630,462	61,829,408
Tencent Holdings Ltd.	2,367,400	91,769,797
Wuxi Biologics Cayman, Inc. *	5,805,500	33,740,742
		303,374,514
DENMARK — 5.8%
Ambu A/S, B Shares *	1,680,212	17,513,196
Genmab A/S *	293,158	103,792,783
Vestas Wind Systems A/S *	1,609,472	34,432,864
		155,738,843
FRANCE — 6.6%
Adevinta ASA *	752,367	7,412,116
Kering	177,937	80,848,006
L'Oreal SA	214,048	88,704,082
		176,964,204
GERMANY — 4.3%
AIXTRON SE	1,179,242	43,194,180
HelloFresh SE *	1,110,944	33,011,162
Zalando SE *	1,712,917	38,058,178
		114,263,520
HONG KONG — 3.7%
AIA Group Ltd.	9,186,600	74,293,385
Hong Kong Exchanges & Clearing Ltd.	657,501	24,401,684
		98,695,069
INDIA — 0.6%
HDFC Bank Ltd.	878,503	16,111,670

ISRAEL — 2.9%
Mobileye Global, Inc., Class A *	490,364	20,374,624
Wix.com Ltd. *	625,756	57,444,401
		77,819,025
ITALY — 5.9%
Ferrari NV	481,337	141,891,154
Prysmian SpA	402,985	16,175,130
		158,066,284

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
ITALY (continued)

JAPAN — 6.1%
CyberAgent, Inc.	1,328,800	$7,152,997
GMO Payment Gateway, Inc.	210,600	11,491,096
M3, Inc.	2,209,100	40,070,298
NIDEC Corp.	924,600	42,691,973
SBI Holdings, Inc.	822,200	17,303,867
SMC Corp.	97,400	43,660,753
		162,370,984
NETHERLANDS — 15.9%
Adyen NV *	96,174	71,306,682
Argenx SE *	270,414	132,185,807
ASML Holding NV	288,290	169,730,843
EXOR NV	572,247	50,614,464
		423,837,796
NEW ZEALAND — 0.8%
Xero Ltd. *	284,357	20,450,344

NORWAY — 0.8%
AutoStore Holdings Ltd. *	7,788,131	10,946,933
Schibsted ASA, B Shares	288,179	5,984,494
Schibsted ASA, Class A	241,038	5,408,937
		22,340,364
SINGAPORE — 0.5%
Sea Ltd. ADR *	314,596	13,826,494

SOUTH KOREA — 2.4%
Coupang, Inc. *	1,537,346	26,134,882
Delivery Hero SE *	1,342,003	38,318,882
		64,453,764
SWEDEN — 4.4%
Atlas Copco AB, A Shares	7,266,454	97,593,411
Kinnevik AB, B Shares *	1,897,274	18,841,672
		116,435,083
SWITZERLAND — 1.6%
Temenos AG	297,453	20,803,959
VAT Group AG	60,097	21,445,221
		42,249,180
TAIWAN — 3.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,814,000	78,498,260

UNITED KINGDOM — 2.4%
Ocado Group PLC *	5,417,410	39,389,390
Wise PLC, Class A *	2,802,170	23,368,305
		62,757,695
UNITED STATES — 6.4%
Elastic NV *	332,777	27,034,803
Oatly Group AB ADR *	1,614,525	1,446,776
SolarEdge Technologies, Inc. *	95,841	12,412,368

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
UNITED STATES (continued)
Spotify Technology SA *	832,298	$128,706,563
		169,600,510
Total Common Stocks
(cost $2,005,646,944)		2,582,928,322

PREFERRED STOCKS — 1.9%

GERMANY — 1.9%
Sartorius AG 0.45% (cost $33,481,919)	146,741	49,700,289

TOTAL INVESTMENTS — 98.8%
(cost $2,039,128,863)		$2,632,628,611
Other assets less liabilities — 1.2%		33,151,351
NET ASSETS — 100.0%		$2,665,779,962

*	Non-income producing security.

ADR — American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford International Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$593,663,136	$1,989,265,186	$—	$2,582,928,322
Preferred Stocks**	—	49,700,289	—	49,700,289
Total	$593,663,136	$2,038,965,475	$—	$2,632,628,611

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.